Net Loss per Share - Schedule of Basic And Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (81,172)	$ (58,032)
Denominator:
Weighted-average shares used in computing net loss per share, basic	1,529,321	255,175
Weighted-average shares used in computing net loss per share, diluted	1,529,321	255,175
Net loss per share, basic	$ (53.08)	$ (227.42)
Net loss per share, diluted	$ (53.08)	$ (227.42)